Commitments And Contingencies (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Contract $ / shares	Dec. 31, 2019 USD ($)
Lessee, operating lease, option to extend				five-year
Right-of-use asset obtained in exchange for operating lease liability					$ 1,574
Number of lease contracts entered | Contract				0
Operating lease, weighted average discount rate, percent		5.00%		5.00%	5.00%
Operating lease, weighted average remaining lease term		2 years 1 month 6 days		2 years 1 month 6 days	3 years 9 months 18 days
Finance lease, liability		$ 0		$ 0	$ 0
Operating leases, rent expense				542	231
Variable rent				35	16
Cash paid for amounts included in the measurement of operating lease liabilities				529	122
Sales and excise tax payable		$ 1,282	$ 1,290	1,282	2,962
Unrecognized tax benefits, income tax penalties expense			0	145	459
Unrecognized tax benefits, interest on income taxes expense			$ 0	145	459
Long-term purchase commitment, Amount				$ 12,601
Fifth Wall Acquisition Corp
Threshold Number of Days for Registration Statement to Become Effective			45 days
Maximum number of additional shares to be issued | shares			4,500,000
Underwriting discount per public share | $ / shares		$ 0.20		$ 0.20
Aggregate underwriting discount		$ 6,000
Deferred underwriting fee payable, per public share | $ / shares		$ 0.35		$ 0.35
Aggregate deferred underwriting fee payable		$ 10,500
Fifth Wall Acquisition Corp | Over-Allotment Option
Aggregate underwriting discount		6,900
Aggregate deferred underwriting fee payable		$ 12,100
Maximum
Lessee, operating lease, remaining lease term		3 years		3 years
Long-term purchase commitment, Amount	$ 22,900		$ 22,856
Minimum
Lessee, operating lease, remaining lease term		2 years		2 years
General and Administrative Expense
Tax adjustments, settlements, and unusual provisions				$ 264	589
Other Noncurrent Liabilities
Operating lease, right-of-use asset		$ 920		$ 920	$ 1,380